COMMITMENT AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENT AND CONTINGENCIES
Schedule of the effect of lease costs

The following table summarizes the effect of lease costs in the Company’s consolidated statements of operations and comprehensive (in thousands):

		Year Ended December 31,
	Classification	2021	2020
Operating lease costs	Research and development	$1,255	$939
	General and administrative	1,353	1,669
Variable lease costs(1)	Research and development	387	240
	General and administrative	419	410
Total lease costs		$3,414	$3,258
(1)	Variable lease costs include the Company’s proportionate share of operating expenses, property taxes, utilities and parking for the building in which the leased space is located.

Schedule of Lessee, Operating Lease, Liability, Maturity

Total lease payments as of December 31, 2021 for the next five years and thereafter are expected to be as follows (in thousands):

Year Ending December 31,
2022	$3,255
2023	272
2024	—
2025	—
2026	—
Thereafter	—
Total lease payments	3,527
Less: Imputed interest	(153)
Total future minimum lease obligations (lease liability)	$3,374